Revenue - Additional information (Details) £ in Thousands, $ in Millions			3 Months Ended		9 Months Ended
	May 30, 2022 GBP (£)	Mar. 11, 2022 USD ($)	Sep. 30, 2022 GBP (£)	Sep. 30, 2021 GBP (£)	Sep. 30, 2022 GBP (£)	Sep. 30, 2021 GBP (£)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from milestone achieved			£ 6,298	£ 17,644	£ 20,410	£ 23,219
Percentage of entity total externals costs, increase				31.00%		31.00%
BMS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration arrangement, extension term		6 months
Revenue from collaboration arrangement | $		$ 5
Bayer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from milestone achieved	£ 1,153
Celgene
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from milestone achieved						£ 14,437
GTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from milestone achieved						£ 3,349